Long-Term Debt - LCO2 - HMG/C credit facility analysis(Table) (Details) - 2025 - LCO2 - HMG/C Amadeus, Athenian credit facility [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Financing Amount If Long-Term Employment Secured	$ 117,349
Line of Credit Facility, Periodic Payment	1,271
Quarterly Instalment If Long-Term Employment Secured	1,467
Balloon Payment If Long-Term Employment Secured	$ 88,011
Description of scope	partially financing the delivery from the shipyard
Line of Credit Facility, Maximum Borrowing Capacity	$ 101,702
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 76,277
Debt Instrument, Term	5 years